Note 3 - Going Concern	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Going Concern [Text Block]
3.	Going Concern:

At
June 30, 2018,
the Company had a working capital deficit of
$30,224
and cash and cash equivalents of
$584.
As of
June 30, 2018,
the Company has remaining contractual commitments for the acquisition of its fleet totaling
$189,337.
Of this amount,
$46,269
is payable in
2018
and
$143,068
by
June 30, 2019.
Of the amount payable in
2018,
an amount of
$34,025
has been settled as of the date of issuance of these financial statements. As of
June 30, 2018
the Company also has commitments under operating leases for the following twelve
months amounting to
$6,308.

As of
June 30, 2018,
the Company had available committed financing of
$61,929
(Note
6
and
7
), which increased to
$72,069
in
July 2018
when the Company entered into a senior facility with Alpha Bank for
$10,140
and further increased to
$80,517
in
September 2018
when the Company entered into an amendment of the Amended Family Trading Credit Facility (see Note
13
). Out of the
$80,517,
$18,590
refers to pre-delivery facilities and have to be repaid in the first
quarter of
2019.
The Company expects to finance its unfinanced capital commitments with cash on hand, operational cash flow, debt or equity issuances, or a combination thereof and other sources such as funds from the Company’s controlling shareholder and CEO, Mr. Pistiolis, if required. If the Company is unable to arrange debt or equity financing for its newbuilding vessels, it will sell one
or more of its vessels or newbuilding contracts. Hence the Company believes that it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these financial statements. The accompanying unaudited interim condensed consolidated do not
include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.